Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2019	2018	2017
Interest expense	$27,963	$28,299	$24,978
Amortization of financing costs	1,126	1,939	1,455
Loan expenses	343	268	195
Total	$29,432	$30,506	$26,628